Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2014
Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Flexible Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Flexible Income Fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the period from the Fund’s commencement of operations, July 1, 2013, to December 31, 2013, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly in a diversified portfolio of below investment grade fixed-income securities (“junk bonds”) with varying maturities across a broad number of issuers, borrowers and/or industries. Fixed-income securities can include floating rate loans, government notes and bonds, mortgage-backed and asset-backed securities, convertible debt securities, fixed and floating rate corporate debt securities and below investment grade debt securities.
  The Fund invests primarily in:
  Senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions.
  High yield (below investment grade) and investment grade corporate securities located in the United States.
  The average credit quality for the Fund’s portfolio will be greater than or equal to the “B” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund will invest its assets in high yield securities (“junk bonds”) and other instruments rated below investment grade (“Baa” category by Moody’s or the equivalent by S&P® or Fitch) but may invest up to 10% of its net assets in investment grade securities, including obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations.
  The Fund does not focus on below investment grade fixed-income securities or other instruments with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will fluctuate in response to interest rates and other economic factors. The prices of fixed-income securities typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Lower-rated securities are generally more volatile. An investor in the Fund should be able to accept significant short-term fluctuations in value. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. It is possible to lose money by investing in the Fund.
  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions.
  High yield securities (“junk bonds”) involve greater risks of default and are more volatile than securities rated investment grade. Issuers of these securities may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be negatively affected by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.
  Senior secured and unsecured floating rate loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. banks and other financial institutions (“Senior Loans”) and are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are often below investment grade and are considered to be inherently speculative. If the Fund acquires a participation interest in a Senior Loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Senior Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
  The Fund is subject to collateral risk. Senior Loans are generally secured by collateral and subject to restrictive covenants in favor of the lenders or security holders, including the Fund, that invest in them. In most loan agreements, there is no formal requirement to pledge additional collateral. Therefore, there is a risk that the value of the collateral securing a Senior Loan may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund. Unsecured loans are not secured by specific collateral and as a result are subject to greater risk that the value of the assets of the borrower may be insufficient to cover repayment and interest.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity. Senior Loans are often unrated and unassigned, may not have an active trading market and are generally subject to restrictions on transfer, and the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Further, due to the unpredictable nature of the trading market for Senior Loans, the Fund may need to hold increased amounts of cash from time to time. Senior Loans may also be difficult to value.
  The Fund may invest in U.S. dollar-denominated securities issued by foreign issuers and trading on U.S. exchanges. These securities are subject to many of the risks inherit in investing in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of the security. In additions, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  The performance of the Fund will depend on how successfully the Sub-Adviser pursues its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Flexible Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.28%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	$ 124
3 Years	rr_ExpenseExampleYear03	$ 400

[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 1.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2015. The "Fee waiver and expense reimbursement" may also include the waiver of a shareholder service fee attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.